Share-Based Compensation (Details)					12 Months Ended
	Oct. 16, 2023 CNY (¥) shares	Oct. 16, 2023 USD ($) shares	Sep. 28, 2022 CNY (¥) shares	Mar. 19, 2019 shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 CNY (¥) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares
Share-Based Compensation [Line Items]
Share option granted								460,756
Share-based compensation (in Yuan Renminbi) | ¥					¥ 1,045,008		¥ 64,476,991	¥ 74,686,711
L&L Tomorrow Holdings Limited [Member]
Share-Based Compensation [Line Items]
Share-based compensation expenses | $		$ 268,542
Number of shares issued	30,005	30,005
Total fair value (in Dollars) | $		$ 268,542
General and administrative expenses (in Yuan Renminbi) | ¥	¥ 1,928,084
Share-based compensation (in Yuan Renminbi) | ¥			¥ 33,194,871
Original Option Units [Member]
Share-Based Compensation [Line Items]
Share option granted					10,100		2,614,947	1,666,000
Equivalent to ordinary shares					174,318		151,510	98,533
Stock Options [Member]
Share-Based Compensation [Line Items]
Share option granted					174,318
Equivalent to ordinary shares					26,699		26,699	26,699
Share option granted								460,756
Share option exercise price per share (in Dollars per share) | $ / shares						$ 0.24
Accrued bonus (in Yuan Renminbi) | ¥					¥ 3,520,177	$ 3,520,177
Exercisable after pre-requisite service period					3 years
Cash bonus payable (in Yuan Renminbi) | ¥								¥ 3,520,177
Stock Options [Member]
Share-Based Compensation [Line Items]
Share option exercise price per share (in Dollars per share) | $ / shares						$ 1.2
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation [Line Items]
Share option granted							9,184,482
Share option exercise price per share (in Dollars per share) | $ / shares
Restricted share units
Ordinary shares after share split					532,149
Share-based compensation expenses | ¥					¥ 1,045,008		¥ 62,548,907	¥ 44,421,298
Share-Based Payment Arrangement, Tranche Four [Member]
Share-Based Compensation [Line Items]
Percentage of tranche					25.00%
Ordinary Shares [Member]
Share-Based Compensation [Line Items]
Equivalent to ordinary shares			2,897,230
Ordinary Shares [Member] | Original Option Units [Member]
Share-Based Compensation [Line Items]
Share option granted					985,031		652,691
Equivalent to ordinary shares					17,000,880		11,264,951
2019 Share Option Scheme [Member]
Share-Based Compensation [Line Items]
Share option granted				50,000,000
Equivalent to ordinary shares				2,897,230